Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 37,174	$ 739
Accounts receivable - related party	10,000
Prepaid expenses		2,210
Other receivable - related party	18,000
Total current assets	65,174	2,949
Property and equipment, net	13,607	40,237
Other assets	1,018	1,232
Total assets	79,799	44,418
Current liabilities:
Accounts payable	80,400	43,656
Accrued interest	483,154	400,623
Notes payable, current portion	774,089	772,431
Due to related parties	1,424,077	947,017
Total current liabilities	2,761,720	2,163,727
Notes payable, net of current portion	147,634	181,723
Total liabilities	2,909,354	2,345,450
Stockholders' Deficit:
Common stock, $0.01 par value; 500,000 shares authorized, 500,000 and 400,000 issued and outstanding, respectively	5,000	4,000
Additional paid-in capital	881,802	833,302
Accumulated deficit	(3,716,357)	(3,138,334)
Total stockholders' deficit	(2,829,555)	(2,301,032)
Total liabilities and stockholders' deficit	$ 79,799	$ 44,418